UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06081

Nuveen California Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
	May 31, 2014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 135.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 135.4% (100.0% of Total Investments)

	Consumer Staples – 6.7% (4.9% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
$ 4,650	5.600%, 6/01/36	12/18 at 100.00	BB–	$ 4,046,430
1,000	5.650%, 6/01/41	12/18 at 100.00	BB–	843,570
170	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	BB+	163,030
	Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,440	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	3,748,825
	Bonds, Series 2007A-1, 5.750%, 6/01/47
10,260	Total Consumer Staples			8,801,855
	Education and Civic Organizations – 3.3% (2.5% of Total Investments)
100	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	101,720
	2005A, 5.000%, 10/01/35
70	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	74,137
	2006, 5.000%, 11/01/21
1,000	California Infrastructure and Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,049,190
	Institute, Series 2005A, 5.000%, 7/01/24
305	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	325,096
	Multiple Projects, Series 2014A, 7.250%, 6/01/43
260	California Statewide Communities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	299,148
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
450	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	502,200
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa1	2,045,000
	5.000%, 9/01/34
4,185	Total Education and Civic Organizations			4,396,491
	Health Care – 29.7% (21.9% of Total Investments)
5,260	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA	5,582,701
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
220	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	241,666
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
515	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A1	573,689
	San Diego, Series 2011, 5.250%, 8/15/41
1,305	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	1,357,722
	5.250%, 11/15/46 (UB)
1,060	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa1	1,077,045
	of Central California, Series 2007, 5.250%, 2/01/46
2,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/15 at 100.00	A	2,016,480
	System West, Series 2005A, 5.000%, 3/01/35
5,040	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	5,460,538
	Series 2012A, 5.000%, 4/01/42
569	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	704,012
	System, Trust 2554, 18.578%, 7/01/47 – AGM Insured (IF)
1,160	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,163,666
	System, Series 2007A, 5.125%, 7/15/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,500	5.250%, 7/01/24	7/15 at 100.00	B–	1,435,050
1,000	5.250%, 7/01/30	7/15 at 100.00	B–	949,030
135	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	141,808
	System, Series 2001C, 5.250%, 8/01/31
1,500	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	3/16 at 100.00	A+	1,538,625
	System, Series 2006, 5.000%, 3/01/41
675	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	773,456
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
2,585	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	2,632,047
	2005A, 5.000%, 11/15/43
200	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA–	206,898
	2007C, 5.000%, 8/15/38 – AMBAC Insured
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,011,080
	2005A, 5.000%, 12/01/23
1,150	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,280,445
	2008A, 8.250%, 12/01/38
2,205	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	2,357,873
	California, Series 2010, 5.375%, 3/15/36
2,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	2,114,640
	6.625%, 11/01/29
1,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	1,838,286
	6.000%, 11/01/41
1,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	1,016,520
	Center, Series 2007A, 5.000%, 7/01/38
1,200	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	1,391,064
	7.500%, 12/01/41
1,250	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	1,328,213
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	AA–	1,044,640
	2009E, 5.000%, 5/15/38
37,329	Total Health Care			39,237,194
	Housing/Multifamily – 2.9% (2.1% of Total Investments)
690	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	749,685
	Series 2010A, 6.400%, 8/15/45
1,665	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	1,754,927
	Series 2012A, 5.125%, 8/15/32
1,230	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta	5/22 at 100.00	A–	1,273,640
	Communities Mobile Home Park, Series 2012A, 5.000%, 5/15/39
3,585	Total Housing/Multifamily			3,778,252
	Housing/Single Family – 0.0% (0.0% of Total Investments)
70	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A–	73,214
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	Long-Term Care – 3.3% (2.5% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A	4,415,400
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
	Tax Obligation/General – 21.4% (15.8% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA	2,811,806
	2004A, 0.000%, 8/01/25 – AGM Insured
2,500	California State, General Obligation Bonds, Various Purpose and Refunding Series 2014,	12/23 at 100.00	A1	2,770,025
	5.000%, 12/01/43
2,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	2,404,920
1,350	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	AA–	1,409,697
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	2,435,810
	Series 2001B, 0.000%, 8/01/27 – FGIC Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/14 at 100.00	AA–	2,509,500
	2002, 5.250%, 8/01/21 – FGIC Insured
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds,	No Opt. Call	AA+	2,929,865
	Series 2004B, 0.000%, 8/01/27 – FGIC Insured
4,175	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	2,855,283
	Bonds, Series 2004, 0.000%, 8/01/25 – FGIC Insured
9,850	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA	4,228,704
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
5,750	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	2,780,815
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
1,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,094,870
	2011C, 5.250%, 8/01/47
42,320	Total Tax Obligation/General			28,231,295
	Tax Obligation/Limited – 28.3% (20.9% of Total Investments)
260	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	266,263
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
770	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax	9/16 at 101.00	A	789,088
	Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
510	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	10/14 at 100.00	A–	513,126
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
1,035	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	N/R	1,072,602
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
460	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	473,358
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
120	5.000%, 9/01/26	9/16 at 100.00	N/R	122,827
275	5.125%, 9/01/36	9/16 at 100.00	N/R	281,097
470	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	479,790
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,375	5.250%, 9/01/25 – AMBAC Insured	9/14 at 100.00	N/R	1,378,960
1,500	5.250%, 9/01/26 – AMBAC Insured	9/14 at 100.00	N/R	1,503,870
245	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	310,190
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009,	3/18 at 100.00	A	1,128,210
	7.000%, 3/01/34
90	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	103,606
	Project, Series 2011, 6.750%, 9/01/40
10,900	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA–	13,756,886
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
825	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	9/14 at 100.00	N/R	835,139
	Project, Series 1997, 6.375%, 9/01/17
1,065	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	AA–	1,124,491
	Construction Project, Series 2006, 5.000%, 9/01/22 – NPFG Insured
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
660	5.250%, 9/01/30	9/23 at 100.00	N/R	715,618
590	5.750%, 9/01/39	9/23 at 100.00	N/R	646,357
110	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	119,800
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
90	6.000%, 9/01/33	9/14 at 100.00	N/R	93,008
195	6.125%, 9/01/41	9/14 at 100.00	N/R	201,435
770	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	820,812
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
295	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	332,444
	2011A, 5.750%, 9/01/30
55	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	66,651
	Area, Series 2011B, 6.500%, 10/01/25
1,440	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A,	10/20 at 100.00	A–	1,589,947
	6.000%, 10/01/39
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	2,827,650
	5.400%, 11/01/20 – AMBAC Insured
45	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	53,970
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
45	7.000%, 8/01/33	2/21 at 100.00	BBB+	51,070
55	7.000%, 8/01/41	2/21 at 100.00	BBB+	61,548
1,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/14 at 100.00	AA	1,204,836
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
410	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	430,238
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006D:
360	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB	392,760
910	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB	987,477
530	5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	560,830
70	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	78,727
	7.000%, 10/01/26
515	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	513,131
	District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26
1,350	Temecula Valley Unified School District, Riverside County, California, Community Facilities	9/22 at 100.00	N/R	1,417,527
	District 2002-1 Improvement Area 1 Special Tax, Series 2012, 5.000%, 9/01/33
125	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	145,713
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
33,220	Total Tax Obligation/Limited			37,451,052
	Transportation – 9.8% (7.3% of Total Investments)
1,355	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA	1,901,417
	Option Bond Trust 3211, 13.465%, 10/01/32 (IF)
1,240	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/24 at 100.00	BB+	1,447,762
	Bonds, Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
2,740	5.750%, 1/15/46	1/24 at 100.00	BBB–	3,096,419
2,740	6.000%, 1/15/53	1/24 at 100.00	BBB–	3,138,725
840	Port of Oakland, California, Revenue Refunding Bonds, Series 2012P, 5.000%, 5/01/31	No Opt. Call	A+	914,651
	(Alternative Minimum Tax)
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	7/14 at 100.00	AA	2,476,117
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 – AGM
	Insured (Alternative Minimum Tax)
11,380	Total Transportation			12,975,091
	U.S. Guaranteed – 9.4% (6.9% of Total Investments) (4)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	11,675
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured (ETM)
1,680	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	2,205,504
	Tender Option Bond Trust 1065, 9.251%, 3/01/33 (Pre-refunded 3/01/18) (IF)
2,150	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AA (4)	2,210,544
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured
870	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	No Opt. Call	AAA	1,052,483
	5.000%, 8/15/34 – NPFG Insured (ETM)
3,270	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding	No Opt. Call	Aaa	4,199,432
	Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
1,875	5.250%, 8/01/24 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (4)	1,891,238
25	5.250%, 8/01/24 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (4)	25,217
210	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (4)	221,960
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
485	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (4)	557,561
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
10,575	Total U.S. Guaranteed			12,375,614
	Utilities – 3.5% (2.6% of Total Investments)
2,575	California Statewide Community Development Authority, Certificates of Participation Refunding,	6/14 at 100.00	N/R	2,507,870
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18
1,365	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,630,397
	2007A, 5.500%, 11/15/37
455	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	460,442
	9/01/31 – SYNCORA GTY Insured
4,395	Total Utilities			4,598,709
	Water and Sewer – 17.1% (12.6% of Total Investments)
1,020	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,193,879
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured
2,870	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	2,935,206
	Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%, 10/01/31 –	10/16 at 100.00	AA	2,668,350
	AGM Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA	772,013
	10/01/36 – AGM Insured
2,540	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	1/21 at 100.00	AA	2,831,770
	2011A, 5.250%, 7/01/39 (UB)
3,380	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	5,174,273
	Bond Trust 11738, 18.217%, 8/01/29 (IF)
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	3,526,040
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
350	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	371,798
	2006, 5.000%, 12/01/31 – FGIC Insured
2,630	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	AA	3,092,486
	Series 2010A, 5.250%, 5/15/27
19,540	Total Water and Sewer			22,565,815
$ 180,859	Total Long-Term Investments (cost $159,756,417)			178,899,982
	Floating Rate Obligations – (2.0)%			(2,695,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (37.7)% (5)			(49,800,000)
	Other Assets Less Liabilities – 4.3%			5,710,878
	Net Assets Applicable to Common Shares – 100%			$ 132,115,860

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$178,899,982	$ —	$178,899,982

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2014, the cost of investments was $156,824,871.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2014, were as follows:

Gross unrealized:
Appreciation	$19,409,458
Depreciation	(28,936)
Net unrealized appreciation (depreciation) of investments	$19,380,522

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.8%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Market Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2014